Stock Option and SAR Activity (Detail) - Jun. 30, 2015 - USD ($) $ / shares in Units, $ in Millions	Total
Number of Shares
Outstanding June 30, 2014 (in shares)	8,208,699
Granted (in shares)	1,128,279
Exercised (in shares)	(1,159,101)
Canceled (in shares)	(43,671)
Outstanding June 30, 2015 (in shares)	8,134,206
Exercisable June 30, 2015 (in shares)	5,824,117
Weighted-Average Exercise Price
Outstanding June 30, 2014	$ 72.87
Granted	113.92
Exercised	62.82
Canceled	101.10
Outstanding June 30, 2015	79.84
Exercisable June 30, 2015	$ 69.43
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding June 30, 2015 (in years)	5 years 2 months 12 days
Exercisable June 30, 2015 (in years)	4 years
Outstanding June 30, 2015	$ 298.0
Exercisable June 30, 2015	$ 273.9